Dividends Payable (Tables)	12 Months Ended
Sep. 30, 2017
Dividends Payable [Abstract]
Schedule of dividends payable
	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Dividend due to shareholders	$777	$775
	$777	$775